Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2014